Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	POS AM
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description

We are filing this Amendment No. 9 to our registration statement on Form S-1 filed on June 2, 2015, (File No. 333-199820) to conform the disclosure herein to our Annual Report on Form 10-K for the year ending December 31, 2016, which was filed on March 22, 2017.

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company